Leases - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2024	Nov. 30, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease expiring term			leases facilities under noncancelable operating leases expiring through 2029	leases facilities under noncancelable operating leases expiring through 2027
Finance lease expiring term			certain equipment under a finance lease expiring in 2024.	certain equipment under a finance lease expiring in 2024.
Office lease expiration year		2025
Operating lease liabilities				$ 3,258	$ 5,300
Operating lease, right-of-use asset				$ 3,100	$ 5,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]				Lease Right Of Use Asset	Lease Right Of Use Asset
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]				Lease Liabilities	Lease Liabilities
Finance lease, right-of-use asset				$ 0	$ 100
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]				Lease Right Of Use Asset	Lease Right Of Use Asset
Annual lease base rate				$ 2,459	$ 2,991
Finance Lease, Liability, Current				$ 0	$ 100
Van Nuys Production Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 1,300
Operating lease, right-of-use asset	$ 1,300
Lease term	5 years
Annual lease base rate	$ 300
Subsequent Event [Member] | Van Nuys Production Facility [Member]
Lessee, Lease, Description [Line Items]
Lease term	5 years
Annual lease base rate	$ 300